Environmental, Contingencies and Commitments (Summary of Changes in Asset Retirement Obligation) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Environment Matters And Other Contingencies [Line Items]
Beginning balance	$ 20.7	$ 20.0
Liabilities incurred
Liabilities settled	(1.5)	(0.5)
Accretion expense	1.0	1.2
Revision in estimated cash flows	(4.4)	0.1
Currency exchange	0.1	(0.1)
Ending balance	$ 15.9	$ 20.7